Investment properties_Changes in investment properties (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Reconciliation of changes in investment property [Abstract]
Beginning balance		₩ 378,196,000,000		₩ 371,301,000,000	₩ 358,497,000,000
Beginning balance (2019)	[1]	178,910,000,000
Changes in investment property [Abstract]
Acquisition		70,346,000,000		15,195,000,000	9,872,000,000
Disposal		(193,000,000)		(3,045,000,000)	(458,000,000)
Depreciation		(2,225,000,000)		(4,045,000,000)	(3,902,000,000)
Transfers from(to) premises and equipment		32,394,000,000		7,623,000,000	2,472,000,000
Classified to assets held for sale		0		(10,056,000,000)	(371,000,000)
Foreign currencies translation adjustments		402,000,000		(5,000,000)	(324,000,000)
Others		605,000,000		1,228,000,000	5,515,000,000
Ending balance		₩ 280,239,000,000	$ 242,526	₩ 378,196,000,000	₩ 371,301,000,000

[1]	199,286 million Won is deducted which was reclassified from the investment properties to premises and equipment at the beginning of the period within the net carrying mount of the previous term.